Leases - Summary of Roll-forward of Lease Right-of-use Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in right-of-use assets [abstract]
Beginning balance	€ 226
Ending balance	234	€ 226
Cost
Reconciliation of changes in right-of-use assets [abstract]
Beginning balance	597	684
Increases	85	25
Decreases	(61)	(140)
Exchange differences	(42)	28
Ending balance	579	597
Accumulated depreciation and impairment loss
Reconciliation of changes in right-of-use assets [abstract]
Beginning balance	(371)	(384)
Depreciation charge	(42)	(44)
Impairment charge	(5)	(25)
Decreases	53	99
Exchange differences	20	(17)
Ending balance	€ (345)	€ (371)